TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Trade Payables And Other Current Liabilities
Disclosure of trade payables and other current liabilities

	06/30/2024	12/31/2023
Trade payables	27,378	31,812
Customer online wallets	7,987	7,582
Other current liabilities	5,623	6,856
Accruals	529	750
Total	41,517	47,000
Of which:
with related parties (Note 15)	6,096	9,670

Disclosure of other current liabilities

	06/30/2024	12/31/2023
Accrued salaries	596	1,372
Current tax liabilities	4,810	5,478
Others	217	6
Total	5,623	6,856